Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Operating Leases [Abstract]
Operating Leases
8.	Operating Leases

The Company leases various facilities under operating leases. Leased facilities include manufacturing facilities, radiopharmaceutical production facilities, and office spaces. The Company combines lease and non-lease components, therefore there is no allocation of lease payments to non-lease components. Short-term leases with an initial term of 12 months or less are recognized on a straight-line basis over the lease term.

The components of total lease costs for operating leases during the three months ended March 31, 2026 and 2025 were as follows:

	Three Months Ended March 31,
	2026	2025
Operating lease cost	$144	$137
Variable lease cost	36	23

The supplemental cash flow information related to operating leases during the three months ended March 31, 2026 and 2025 were as follows:

	Three Months Ended March 31,
	2026	2025
Cash payment for operating lease	$144	$141
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period	—	164

The weighted-average remaining lease terms and discount rates for operating leases as of March 31, 2026 and 2025 were as follows:

	March 31, 2026	March 31, 2025
Weighted-average remaining lease term (years)	3.6	3.7
Weighted-average discount rate	6.8%	6.5%

Future minimum lease payments under non-cancellable leases as of March 31, 2026, were as follows:

Amount
Remainder of 2026	$379
2027	413
2028	306
2029	235
2030	142
Thereafter	—
Total undiscounted lease payments	1,475
Less: Imputed interest	(163)
Operating lease liabilities	$1,312

9.	Operating Leases

The Company leases various facilities under operating leases. Leased facilities include manufacturing facilities, radiopharmaceutical production facilities, and office space. The Company combines lease and non-lease components, therefore there is no allocation of lease payments to non-lease components. The Company does not have any short-term leases as of December 31, 2025.

The components of total lease costs for operating leases during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Operating lease cost	$564	$679
Variable lease cost	106	102

The supplemental cash flow information related to operating leases during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Cash payment for operating lease	$558	$553
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period	817	108

The weighted-average remaining lease terms and discount rates for operating leases during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Weighted-average remaining lease term (years)	3.7	3.9
Weighted-average discount rate	6.8%	6.4%

Future minimum lease payments under non-cancellable leases as of December 31, 2025, were as follow:

Amount
2026	$523
2027	413
2028	306
2029	235
2030	142
Thereafter	—
Total undiscounted lease payments	1,619
Less: Imputed interest	(186)
Operating lease liabilities	$1,433